Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of profit or loss
Revenues	$ 525,229	$ 466,059	$ 415,078
Vessel operating and supervision costs	(122,486)	(112,632)	(98,552)
Voyage expenses and commissions	(8,150)	(15,184)	(14,290)
Depreciation	(137,187)	(122,957)	(106,641)
General and administrative expenses	(39,850)	(38,642)	(41,282)
Profit from operations	217,556	176,644	154,313
Financial costs	(139,181)	(137,316)	(91,956)
Financial income	2,650	720	427
(Loss)/gain on swaps	2,025	(13,419)	(10,332)
Share of profit of associate	1,159	1,422	1,216
Total other expenses, net	(133,347)	(148,593)	(100,645)
Profit for the year	84,209	28,051	53,668
Attributable to:
Owners of the Group	15,506	(21,486)	10,829
Non-controlling interests	$ 68,703	$ 49,537	$ 42,839
Earnings/(loss) per share-basic and diluted
Earnings/(loss) per share-basic and diluted	$ 0.07	$ (0.39)	$ 0.04